Share-Based Payment Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Payment Transactions
Schedule of expenses
	Year ended December 31,
	2018	2017	2016
	USD

Research and development expenses	$123	$139	$129
General and administrative expenses	130	53	180

	$253	$192	$309

Summary of weighted average exercise prices and modification in option plans of employees, directors and consultants
	Shares subject to options outstanding
	2018		2017		2016
	Number	Weighted average exercise price	Number	Weighted average exercise price	Number	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of year	1,490,423	1.35	737,028	2.63	798,579	3.14
Grants	-	-	970,000	0.75	180,000	1.15
Forfeited/expired	(53,023)	7.53	(216,605)	4.26	(241,551)	3.32

Outstanding at end of year	1,437,400	1.20	1,490,423	1.35	737,028	2.63

Exercisable at end of year	736,155	2.41	451,266	2.41	402,500	3.87

Summary of estimated using the binomial option pricing model
	December 31,
Description	2017	2016

Risk-free interest rate	1.89%-2.31%	2.01%-2.02%
Expected volatility	74.4%-77.64%	77.84%-78.22%
Dividend yield	0	0
Contractual life	10	10
Early Exercise Multiple (Suboptimal Factor)	2.5	2.5
Exercise price	0.72-0.98	1.12-1.39